UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 1.9%
Boeing Co. (The)	26,140	$2,244,119
General Dynamics Corp.	24,734	1,743,994
Honeywell International, Inc.	77,664	5,851,982
Northrop Grumman Corp.	44,683	3,134,513
Rockwell Collins, Inc.	49,396	3,117,876
Textron, Inc.	31,025	924,855

		$17,017,339

Airlines — 0.1%
Southwest Airlines Co.	60,023	$809,110

		$809,110

Auto Components — 0.4%
Dana Holding Corp.	77,289	$1,378,063
Johnson Controls, Inc.	71,926	2,522,445

		$3,900,508

Automobiles — 0.1%
Ford Motor Co.	41,101	$540,478

		$540,478

Beverages — 1.8%
Coca-Cola Co. (The)	243,298	$9,838,971
Coca-Cola Enterprises, Inc.	38,080	1,405,914
PepsiCo, Inc.	60,609	4,794,778

		$16,039,663

Biotechnology — 5.2%
Amgen, Inc.	68,442	$7,015,989
Biogen Idec, Inc.(1)	43,516	8,394,672
BioMarin Pharmaceutical, Inc.(1)	23,822	1,483,158
Celgene Corp.(1)	107,120	12,416,279
Gilead Sciences, Inc.(1)	348,656	17,059,738
Onyx Pharmaceuticals, Inc.(1)	11,087	985,191

		$47,355,027

Capital Markets — 1.8%
Franklin Resources, Inc.	16,853	$2,541,601
Goldman Sachs Group, Inc. (The)	23,436	3,448,607
Invesco, Ltd.	78,614	2,276,662
Morgan Stanley	53,096	1,167,050
Northern Trust Corp.	46,379	2,530,438
State Street Corp.	46,478	2,746,385
T. Rowe Price Group, Inc.	23,664	1,771,724

		$16,482,467

Chemicals — 1.4%
Air Products and Chemicals, Inc.	42,810	$3,729,607
Celanese Corp., Series A	10,077	443,892
E.I. du Pont de Nemours & Co.	63,024	3,098,260
PPG Industries, Inc.	41,446	5,551,277

		$12,823,036

Security	Shares	Value
Commercial Banks — 2.8%
BankUnited, Inc.	21,449	$549,523
Fifth Third Bancorp	100,126	1,633,055
First Horizon National Corp.	34,427	367,680
First Republic Bank	21,771	840,796
Huntington Bancshares, Inc.	179,679	1,327,828
KeyCorp	38,413	382,593
Regions Financial Corp.	757,705	6,205,604
Royal Bank of Canada	38,716	2,334,575
SunTrust Banks, Inc.	49,905	1,437,763
Toronto-Dominion Bank (The)	21,736	1,809,957
U.S. Bancorp	66,093	2,242,536
Wells Fargo & Co.	163,476	6,046,977

		$25,178,887

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	31,690	$1,364,888
Waste Management, Inc.	53,872	2,112,321

		$3,477,209

Communications Equipment — 4.9%
Acme Packet, Inc.(1)	35,000	$1,022,700
Brocade Communications Systems, Inc.(1)	321,783	1,856,688
Cisco Systems, Inc.	879,620	18,392,854
Harris Corp.	6,224	288,420
QUALCOMM, Inc.	338,870	22,687,347
Riverbed Technology, Inc.(1)	50,997	760,365

		$45,008,374

Computers & Peripherals — 8.5%
Apple, Inc.	154,282	$68,289,842
Dell, Inc.	325,779	4,668,413
EMC Corp.(1)	161,361	3,854,914

		$76,813,169

Construction & Engineering — 0.1%
Fluor Corp.	8,525	$565,463

		$565,463

Consumer Finance — 1.2%
American Express Co.	79,374	$5,354,570
Capital One Financial Corp.	10,757	591,097
Discover Financial Services	116,006	5,201,709

		$11,147,376

Containers & Packaging — 0.2%
MeadWestvaco Corp.	56,858	$2,063,945

		$2,063,945

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,485,666

		$1,485,666

Diversified Financial Services — 1.7%
CME Group, Inc.	38,670	$2,373,951
JPMorgan Chase & Co.	151,347	7,182,929
McGraw-Hill Cos., Inc. (The)	57,011	2,969,133
Moody’s Corp.	58,952	3,143,321

		$15,669,334

Security	Shares	Value
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	278,014	$10,200,334
Frontier Communications Corp.	154,158	613,549
Verizon Communications, Inc.	145,422	7,147,491
Windstream Corp.	146,950	1,168,252

		$19,129,626

Electric Utilities — 0.6%
American Electric Power Co., Inc.	39,722	$1,931,681
Edison International	62,309	3,135,389

		$5,067,070

Electrical Equipment — 0.5%
Emerson Electric Co.	78,984	$4,412,836

		$4,412,836

Electronic Equipment, Instruments & Components — 0.0%(2)
Amphenol Corp., Class A	4,647	$346,899

		$346,899

Energy Equipment & Services — 1.0%
Halliburton Co.	104,167	$4,209,389
Schlumberger, Ltd.	68,972	5,165,313

		$9,374,702

Food & Staples Retailing — 1.0%
CVS Caremark Corp.	138,327	$7,606,602
Kroger Co. (The)	37,587	1,245,633
Wal-Mart Stores, Inc.	4,824	360,980

		$9,213,215

Food Products — 1.9%
ConAgra Foods, Inc.	99,885	$3,576,882
H.J. Heinz Co.	41,807	3,021,392
Hershey Co. (The)	17,810	1,558,909
Hormel Foods Corp.	14,141	584,306
Kraft Foods Group, Inc.	9,708	500,253
Mondelez International, Inc., Class A	250,000	7,652,500

		$16,894,242

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	91,000	$3,214,120
Baxter International, Inc.	48,119	3,495,364
Covidien PLC	25,801	1,750,340
Edwards Lifesciences Corp.(1)	11,063	908,936
Intuitive Surgical, Inc.(1)	12,611	6,194,397
Stryker Corp.	35,313	2,303,820

		$17,866,977

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	42,759	$2,199,951
Cigna Corp.	36,534	2,278,626
DaVita HealthCare Partners, Inc.(1)	7,275	862,742
Fresenius Medical Care AG & Co. KGaA ADR	54,102	1,831,894
LifePoint Hospitals, Inc.(1)	43,020	2,084,749
McKesson Corp.	7,813	843,491
Quest Diagnostics, Inc.	14,558	821,799
UnitedHealth Group, Inc.	79,007	4,519,990
WellPoint, Inc.	17,000	1,125,910

		$16,569,152

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	89,081	$3,055,478
International Game Technology	56,626	934,329
Marriott International, Inc., Class A	92,128	3,890,565
Marriott Vacations Worldwide Corp.(1)	10,303	442,102
McDonald’s Corp.	73,784	7,355,527
Starwood Hotels & Resorts Worldwide, Inc.	39,775	2,534,861
Yum! Brands, Inc.	80,115	5,763,473

		$23,976,335

Household Durables — 0.4%
Whirlpool Corp.	29,270	$3,467,324

		$3,467,324

Household Products — 1.1%
Clorox Co. (The)	41,339	$3,659,741
Colgate-Palmolive Co.	15,796	1,864,402
Procter & Gamble Co.	54,796	4,222,580

		$9,746,723

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)	119,531	$1,502,505

		$1,502,505

Industrial Conglomerates — 1.4%
3M Co.	37,754	$4,013,628
General Electric Co.	372,271	8,606,905

		$12,620,533

Insurance — 1.8%
ACE, Ltd.	35,393	$3,148,915
Aflac, Inc.	17,703	920,910
American International Group, Inc.(1)	31,832	1,235,718
Aon PLC	4,957	304,856
Berkshire Hathaway, Inc., Class B(1)	19,434	2,025,023
Genworth Financial, Inc., Class A(1)	74,552	745,520
Marsh & McLennan Cos., Inc.	26,628	1,011,065
Travelers Companies, Inc. (The)	59,566	5,014,862
Unum Group	70,698	1,997,218

		$16,404,087

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(1)	73,659	$19,629,387
Shutterfly, Inc.(1)	27,478	1,213,703

		$20,843,090

Internet Software & Services — 6.2%
eBay, Inc.(1)	206,613	$11,202,557
Facebook, Inc., Class A(1)	90,000	2,302,200
Google, Inc., Class A(1)	47,020	37,335,290
LinkedIn Corp., Class A(1)	4,433	780,474
VeriSign, Inc.(1)	107,988	5,105,673

		$56,726,194

IT Services — 2.9%
Alliance Data Systems Corp.(1)	7,945	$1,286,216
Cognizant Technology Solutions Corp., Class A(1)	97,645	7,480,584
Fidelity National Information Services, Inc.	79,262	3,140,360
International Business Machines Corp.	46,647	9,949,805
MasterCard, Inc., Class A	3,808	2,060,623
Visa, Inc., Class A	15,924	2,704,532

		$26,622,120

Security	Shares	Value
Life Sciences Tools & Services — 0.2%
Bruker Corp.(1)	57,399	$1,096,321
PerkinElmer, Inc.	23,065	775,907

		$1,872,228

Machinery — 1.7%
Caterpillar, Inc.	30,022	$2,611,013
Dover Corp.	40,339	2,939,906
Ingersoll-Rand PLC	31,550	1,735,566
Parker Hannifin Corp.	28,359	2,597,117
Stanley Black & Decker, Inc.	54,390	4,403,958
Titan International, Inc.	40,134	846,025

		$15,133,585

Marine — 0.1%
Kirby Corp.(1)	17,666	$1,356,749

		$1,356,749

Media — 4.4%
CBS Corp., Class B	140,515	$6,560,646
Comcast Corp., Class A	491,426	20,644,806
Omnicom Group, Inc.	29,750	1,752,275
Sirius XM Radio, Inc.	240,529	740,829
Walt Disney Co. (The)	177,304	10,070,867

		$39,769,423

Metals & Mining — 0.1%
Nucor Corp.	23,005	$1,061,681

		$1,061,681

Multi-Utilities — 1.0%
CMS Energy Corp.	217,119	$6,066,305
Public Service Enterprise Group, Inc.	90,364	3,103,100

		$9,169,405

Multiline Retail — 1.6%
Kohl’s Corp.	18,342	$846,117
Macy’s, Inc.	130,674	5,467,400
Nordstrom, Inc.	28,152	1,554,835
Target Corp.	94,476	6,466,882

		$14,335,234

Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	103,880	$12,343,022
ConocoPhillips	114,202	6,863,540
Denbury Resources, Inc.(1)	25,661	478,578
EOG Resources, Inc.	16,450	2,106,751
Exxon Mobil Corp.	198,735	17,908,011
Hess Corp.	37,645	2,695,758
Occidental Petroleum Corp.	54,596	4,278,689
Peabody Energy Corp.	36,462	771,171
Phillips 66	57,101	3,995,357
Spectra Energy Corp.	16,118	495,629
Suncor Energy, Inc.	33,674	1,010,557
Williams Cos., Inc.	94,888	3,554,504
WPX Energy, Inc.(1)	41,343	662,315

		$57,163,882

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	77,774	$4,979,869

		$4,979,869

Security	Shares	Value
Pharmaceuticals — 3.7%
AbbVie, Inc.	50,181	$2,046,381
Bristol-Myers Squibb Co.	169,579	6,984,959
Eli Lilly & Co.	29,870	1,696,317
Johnson & Johnson	52,940	4,316,198
Merck & Co., Inc.	158,250	6,999,398
Pfizer, Inc.	396,195	11,434,188

		$33,477,441

Professional Services — 0.5%
Equifax, Inc.	17,082	$983,752
Nielsen Holdings NV	25,050	897,291
Robert Half International, Inc.	81,945	3,075,396

		$4,956,439

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	21,743	$1,672,472
Apartment Investment & Management Co., Class A	35,696	1,094,439
Host Hotels & Resorts, Inc.	28,981	506,878
Plum Creek Timber Co., Inc.	14,401	751,732
Simon Property Group, Inc.	39,276	6,227,602

		$10,253,123

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	24,669	$622,892

		$622,892

Road & Rail — 0.8%
CSX Corp.	34,587	$851,878
Kansas City Southern	15,641	1,734,587
Norfolk Southern Corp.	17,633	1,359,152
Ryder System, Inc.	12,392	740,422
Union Pacific Corp.	20,249	2,883,660

		$7,569,699

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	56,522	$2,627,708
ASML Holding NV - NY Shares	26,394	1,795,056
Cirrus Logic, Inc.(1)	14,318	325,735
Cypress Semiconductor Corp.(1)	245,589	2,708,847
Intel Corp.	839,170	18,335,864
Microchip Technology, Inc.	30,000	1,102,800
NXP Semiconductors NV(1)	14,000	423,640
ON Semiconductor Corp.(1)	149,333	1,236,477
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	85,964	1,477,721
Tessera Technologies, Inc.	50,120	939,750
Texas Instruments, Inc.	199,048	7,062,223

		$38,035,821

Software — 8.3%
Compuware Corp.(1)	97,123	$1,214,037
Concur Technologies, Inc.(1)	50,163	3,444,192
Microsoft Corp.	1,453,973	41,598,167
Oracle Corp.	829,008	26,810,119
Red Hat, Inc.(1)	34,973	1,768,235
TiVo, Inc.(1)	42,923	531,816

		$75,366,566

Security	Shares	Value
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	40,120	$3,315,918
Best Buy Co., Inc.	28,506	631,408
Gap, Inc. (The)	35,268	1,248,487
Home Depot, Inc. (The)	58,008	4,047,798
Tiffany & Co.	39,926	2,776,454

		$12,020,065

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	73,632	$4,345,024

		$4,345,024

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	180,579	$1,560,203

		$1,560,203

Tobacco — 1.3%
Altria Group, Inc.	27,194	$935,202
Philip Morris International, Inc.	113,441	10,517,115

		$11,452,317

Trading Companies & Distributors — 0.6%
Fastenal Co.	111,850	$5,743,498

		$5,743,498

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	26,731	$1,364,885
Sprint Nextel Corp.(1)	71,020	441,034

		$1,805,919

Total Common Stocks — 101.2% (identified cost $490,146,228)		$919,211,744

Call Options Written — (1.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	300	$2,815	4/20/13	$(987,000)
NASDAQ 100 Index FLEX	330	2,745	4/5/13	(2,508,039)
NASDAQ 100 Index FLEX	300	2,795	4/12/13	(1,239,939)
NASDAQ 100 Index FLEX	310	2,810	4/26/13	(1,326,308)
S&P 500 Index	860	1,550	4/5/13	(1,831,800)
S&P 500 Index	790	1,555	4/12/13	(1,655,050)
S&P 500 Index	810	1,565	4/20/13	(1,417,500)
S&P 500 Index	885	1,565	4/26/13	(1,770,000)

Total Call Options Written (premiums received $10,557,353)				$(12,735,636)

Other Assets, Less Liabilities — 0.2%				$1,821,882

Net Assets — 100.0%				$908,297,990

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$490,102,947

Gross unrealized appreciation	$430,043,735
Gross unrealized depreciation	(934,938)

Net unrealized appreciation	$429,108,797

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,785	$10,518,526
Options written	15,140	35,002,836
Options terminated in closing purchase transactions	(15,025)	(33,889,283)
Options expired	(315)	(1,074,726)

Outstanding, end of period	4,585	$10,557,353

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $12,735,636.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$919,211,744 *	$—	$—	$919,211,744
Total Investments	$919,211,744	$—	$—	$919,211,744

Liability Description
Call Options Written	$(7,661,350)	$(5,074,286)	$—	$(12,735,636)
Total	$(7,661,350)	$(5,074,286)	$—	$(12,735,636)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2013